Economic Dependence	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Economic Dependence

Note 9 Economic Dependence

During the Nine months period ended September 30, 2012 and for 2011, one customer accounted for 100.0% of total sales. During the Nine months period ended September 30, 2010, two customers accounted for 75.9% and 24.1%, respectively, of total sales.

            During the three months Third Fiscal Quarter period ended September 30, 2011 there were no clients for either Sky Play or Sky Games. During the three months Third Fiscal Quarter period ended September 30, 2010, one customer accounted for 100.00% of total sales.